Not FDIC Insured May Lose Value No Bank Guarantee
103-Q3PH

Statement of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Statement of Investments 7

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited), May 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 92.8%
Bahamas 1.2%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 16,571,665
a
Belgium 1.6%
Barco NV ...................... Electronic Equipment, Instruments &
Components 471,324 13,152,040
Fagron ........................ Health Care Providers & Services 377,115 8,575,726
21,727,766
Brazil 1.0%
a
Camil Alimentos SA ............... Food Products 4,891,600 9,408,183
a
M Dias Branco SA ................ Food Products 794,100 4,451,264
13,859,447
Canada 2.0%
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 8,466,232
Canadian Western Bank ........... Banks 422,186 12,804,647
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,969,674
27,240,553
Denmark 0.5%
a
Matas A/S ...................... Specialty Retail 414,264 7,459,517
a
Finland 1.4%
Huhtamaki OYJ .................. Containers & Packaging 411,460 19,327,371
France 0.3%
a,b
Solutions 30 SE ................. IT Services 712,196 4,680,370
a
Germany 3.2%
Gerresheimer AG ................ Life Sciences Tools & Services 63,770 7,056,447
Grand City Properties SA .......... Real Estate Management & Development 382,817 10,934,286
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 10,899,564
b
Rational AG .................... Machinery 16,473 14,809,269
43,699,566
Hong Kong 2.9%
Johnson Electric Holdings Ltd. ...... Auto Components 4,398,432 11,438,437
Techtronic Industries Co. Ltd. ....... Machinery 1,150,790 21,194,615
VTech Holdings Ltd. .............. Communications Equipment 775,800 8,003,634
40,636,686
Hungary 0.5%
Richter Gedeon Nyrt . ............. Pharmaceuticals 241,215 6,871,089
Indonesia 0.1%
a,c,d
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 824,330
a
Italy 5.2%
Brembo SpA .................... Auto Components 436,393 5,786,301
a,b
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 15,367,355
Interpump Group SpA ............. Machinery 477,106 27,289,692
e
Technogym SpA , 144A, Reg S ...... Leisure Products 1,872,324 23,725,968
72,169,316
Japan 7.2%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 932,400 22,359,534
Bunka Shutter Co. Ltd. ............ Building Products 685,600 6,794,483
en -japan, Inc. ................... Professional Services 201,800 7,076,578

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Idec Corp. ...................... Electrical Equipment 335,200 $ 6,260,088
IDOM, Inc. ..................... Specialty Retail 1,813,600 10,035,857
Meitec Corp. .................... Professional Services 165,300 9,220,605
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 5,276,353
TechnoPro Holdings, Inc. .......... Professional Services 110,900 7,963,650
Tsumura & Co. .................. Pharmaceuticals 644,700 20,322,079
Zojirushi Corp. .................. Household Durables 308,800 4,709,690
100,018,917
Netherlands 2.0%
Aalberts NV .................... Machinery 131,482 7,431,471
Arcadis NV ..................... Construction & Engineering 256,076 11,180,168
e
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 9,744,908
28,356,547
Singapore 0.9%
a,c,d,f,g
Aspirational Consumer Lifestyle Corp. . Capital Markets 1,229,000 12,290,000
a
South Korea 1.5%
BNK Financial Group, Inc. .......... Banks 1,415,028 10,128,863
DGB Financial Group, Inc. .......... Banks 1,178,608 10,040,488
20,169,351
Sweden 4.6%
BillerudKorsnas AB ............... Containers & Packaging 315,734 6,245,191
Cloetta AB, B ................... Food Products 1,638,654 5,337,210
e
Dometic Group AB, 144A .......... Auto Components 1,608,315 27,790,217
e
Thule Group AB, 144A, Reg S ....... Leisure Products 514,626 24,191,874
63,564,492
Switzerland 5.0%
Bucher Industries AG ............. Machinery 42,624 23,445,357
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 8,878,417
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 149,770 18,436,687
a
Siegfried Holding AG .............. Life Sciences Tools & Services 20,321 18,451,761
69,212,222
Taiwan 7.5%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 7,258,410
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 15,382,512
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 19,100,625
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 17,308,654
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 19,316,801
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 11,285,146
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 14,020,190
103,672,338
United Kingdom 2.6%
a
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 11,908,435
Man Group plc .................. Capital Markets 6,323,155 16,029,315
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,403 7,530,222
35,467,972
United States 41.6%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 160,000 10,297,600

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Alamo Group, Inc. ................ Machinery 162,210 $ 25,009,538
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 161,800 7,128,908
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 10,061,265
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 223,250 22,934,472
Crown Holdings, Inc. .............. Containers & Packaging 230,800 23,827,792
Deluxe Corp. .................... Commercial Services & Supplies 267,800 12,200,968
a
Ferro Corp. ..................... Chemicals 1,109,840 23,972,544
a
Figs, Inc., A ..................... Textiles, Apparel & Luxury Goods 22,200 758,130
a
Freshpet , Inc. ................... Food Products 147,400 26,063,268
Hillenbrand, Inc. ................. Machinery 500,410 22,818,696
Huntington Bancshares, Inc. ........ Banks 1,466,399 23,257,088
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 143,200 12,955,304
Janus Henderson Group plc ........ Capital Markets 355,733 13,699,278
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 17,494,625
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 18,416,369
LCI Industries ................... Auto Components 85,380 12,725,889
Lear Corp. ..................... Auto Components 76,400 14,772,704
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 23,230,356
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 12,815,036
ManpowerGroup , Inc. ............. Professional Services 92,100 11,143,179
MGP Ingredients, Inc. ............. Beverages 340,000 23,694,600
a
Middleby Corp. (The) ............. Machinery 47,600 7,819,728
a
NCR Corp. ..................... Technology Hardware, Storage & Peripherals 508,700 24,519,340
Patrick Industries, Inc. ............. Auto Components 110,235 9,447,140
a
PRA Health Sciences, Inc. .......... Life Sciences Tools & Services 128,500 21,963,220
a
Sabre Corp. .................... IT Services 1,104,100 15,291,785
Sealed Air Corp. ................. Containers & Packaging 260,500 14,812,030
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 310,500 14,748,750
a
Sonos , Inc. ..................... Household Durables 578,600 21,408,200
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 10,543,462
a
TriMas Corp. .................... Machinery 646,250 20,951,425
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 428,440 16,764,857
a
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 6,043,575
Voya Financial, Inc. ............... Diversified Financial Services 175,800 11,518,416
Winnebago Industries, Inc. ......... Automobiles 147,910 10,939,424
576,048,961
Total Common Stocks (Cost $764,455,159) .....................................
1,283,868,476
Management Investment Companies 0.9%
United States 0.9%
iShares Russell 1000 ETF .......... Capital Markets 52,014 12,320,036
Total Management Investment Companies (Cost $12,184,659) ....................
12,320,036
Preferred Stocks 0.5%
Brazil 0.5%
a,h
Alpargatas SA, 0.12% ............. Textiles, Apparel & Luxury Goods 759,387 6,872,603
a
Total Preferred Stocks (Cost $2,101,134) .......................................
6,872,603

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Warrants a Value
a a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 $ 1,033,106
Total Warrants (Cost $–) ......................................................
1,033,106
Units
Private Limited Partnership Funds 1.9%
United States 1.9%
AllianceBernstein Holding LP ....... Capital Markets 589,565 26,548,112
Total Private Limited Partnership Funds (Cost $7,715,864) .......................
26,548,112
Total Long Term Investments (Cost $786,456,816) ...............................
1,330,642,333
Short Term Investments 2.6%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.8%
United States 0.8%
i
FHLB, 6/01/21 .................. 11,300,000 11,300,000
Total U.S. Government and Agency Securities (Cost $11,300,000) .................
11,300,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 1.8%
Money Market Funds 1.8%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 24,984,100 24,984,100
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$24,984,100) ................................................................
24,984,100
a a a a a
Total Short Term Investments (Cost $36,284,100 ) ................................
36,284,100
a a a
a
Total Investments (Cost $822,740,916) 98.8% ...................................
$1,366,926,433
Other Assets, less Liabilities 1.2% .............................................
16,167,790
Net Assets 100.0% ...........................................................
$1,383,094,223
a a a

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 10 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 5 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $85,452,967, representing 6.2% of net assets.
f
See Note 6 regarding holdings of 5% voting securities.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Variable rate security. The rate shown represents the yield at period end.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 7 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At May 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933 (1933 Act), were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,229,000 Aspirational Consumer Lifestyle Corp ............. 2/01/21 $ 12,290,000 $ 12,290,000
1,342,000 Sakari Resources Ltd ......................... 1/18/12-2/23/12 2,478,736 824,330
Total Restricted Securities (Value is 0.95% of Net Assets) ............. $14,768,736 $13,114,330
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

6. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2021, investments in “affiliated companies” were as follows:
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Dividends
Aspirational Consumer
Lifestyle Corp ..... $ — $ 12,290,000 $ — $ — $ — $ 12,290,000 1,229,000 $ —
Total Affiliated Securities
(Value is 0.9% of Net
Assets) .......... $— $12,290,000 $— $ — $ — $12,290,000 $—
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $13,747,178 $101,322,257 $(90,085,335) $ — $ — $24,984,100 24,984,100 $477
Total Affiliated Securities .... $13,747,178 $101,322,257 $(90,085,335) $— $— $24,984,100 $477

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

A summary of inputs used as of May 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 16,571,665 $ — $ — $ 16,571,665
Belgium ............................. — 21,727,766 — 21,727,766
Brazil ............................... 13,859,447 — — 13,859,447
Canada ............................. 27,240,553 — — 27,240,553
Denmark ............................ — 7,459,517 — 7,459,517
Finland .............................. — 19,327,371 — 19,327,371
France .............................. 4,680,370 — — 4,680,370
Germany ............................ — 43,699,566 — 43,699,566
Hong Kong ........................... — 40,636,686 — 40,636,686
Hungary ............................. — 6,871,089 — 6,871,089
Indonesia ............................ — — 824,330 824,330
Italy ................................ — 72,169,316 — 72,169,316
Japan ............................... — 100,018,917 — 100,018,917
Netherlands .......................... 9,744,908 18,611,639 — 28,356,547
Singapore ............................ — — 12,290,000 12,290,000
South Korea .......................... — 20,169,351 — 20,169,351
Sweden ............................. — 63,564,492 — 63,564,492
Switzerland ........................... 18,436,687 50,775,535 — 69,212,222
Taiwan .............................. 11,285,146 92,387,192 — 103,672,338
United Kingdom ....................... — 35,467,972 — 35,467,972
United States ......................... 576,048,961 — — 576,048,961
Management Investment Companies ......... 12,320,036 — — 12,320,036
Preferred Stocks ........................ 6,872,603 — — 6,872,603
Warrants .............................. 1,033,106 — — 1,033,106
Private Limited Partnership Funds ............ 26,548,112 — — 26,548,112
Short Term Investments ................... 24,984,100 11,300,000 — 36,284,100
Total Investments in Securities ........... $749,625,694 $604,186,409
a
$13,114,330 $1,366,926,433
a
Includes foreign securities valued at $592,886,409, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ETF
Exchange-Traded Fund
FHLB
Federal Home Loan Banks
8. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.